Current Liabilities - Trade and Other Payables	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Current Liabilites - Trade and Other Payables
NOTE 14. CURRENT LIABILITIES – TRADE AND OTHER PAYABLES

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$

Trade payables	5,448,213	2,866,144
Other payables and accruals	3,576,387	2,886,044

	9,024,600	5,752,188